Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPIRIT OF AMERICA INVESTMENT FUND INC
Prospectus Date	rr_ProspectusDate	May 01, 2018
Spirit of America Municipal Tax Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND (the “Municipal Tax Free Bond Fund”) SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Municipal Tax Free Bond Fund seeks to provide high current income that is exempt from federal income tax, including alternative minimum tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Municipal Tax Free Bond Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Municipal Tax Free Bond Fund. The sales charge you pay for Class A Shares of the Municipal Tax Free Bond Fund depends upon the dollar amount invested. For purchases made until June 4, 2018, you may qualify for sales charge discounts if you invest at least $100,000 in the Funds comprising Spirit of America Investment Funds, Inc., which includes the Spirit of America Real Estate Income and Growth Fund, the Spirit of America Large Cap Value Fund, the Spirit of America Municipal Tax Free Bond Fund, the Spirit of America Income Fund and the Spirit of America Income & Opportunity Fund and the Spirit of America Energy Fund (which offers sales charge discounts if you invest at least $25,000 in the Spirit of America Energy Fund offered in a separate prospectus), collectively referred to as the “Spirit of America Investment Funds.” Effective June 5, 2018, you may qualify for sales charge discounts if you invest at least $250,000 in the Spirit of America Investment Funds offered in this Prospectus. More information about these and other discounts is available from your financial professional and in the sections titled “Additional Information About How to Purchase Shares” and “Distribution Arrangements—Sale of Class A Shares” of the Municipal Tax Free Bond Fund’s prospectus and in the section titled “How to Purchase Shares” of the Municipal Tax Free Bond Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Municipal Tax Free Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Municipal Tax Free Bond Fund’s performance. During the most recent fiscal year ended December 31, 2017, the Municipal Tax Free Bond Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on redemptions of Class A Shares that were purchased within one year of the redemption date where an indirect commission was paid. CDSC on Class C Shares applies to shares sold within 13 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	you may qualify for sales charge discounts if you invest at least $100,000 in the Funds comprising Spirit of America Investment Funds, Inc., which includes the Spirit of America Real Estate Income and Growth Fund, the Spirit of America Large Cap Value Fund, the Spirit of America Municipal Tax Free Bond Fund, the Spirit of America Income Fund and the Spirit of America Income & Opportunity Fund and the Spirit of America Energy Fund (which offers sales charge discounts if you invest at least $25,000 in the Spirit of America Energy Fund offered in a separate prospectus), collectively referred to as the “Spirit of America Investment Funds.” Effective June 5, 2018, you may qualify for sales charge discounts if you invest at least $250,000 in the Spirit of America Investment Funds offered in this Prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Municipal Tax Free Bond Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Municipal Tax Free Bond Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Municipal Tax Free Bond Fund would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Municipal Tax Free Bond Fund seeks to achieve its investment objectives by investing, under normal circumstances, at least 80% of its assets in municipal bonds that are exempt from federal income tax, including the alternative minimum tax (“AMT”). Typically, municipal bonds are issued by or on behalf of states and local governments and their agencies, authorities and/or other instrumentalities. The portfolio manager seeks out municipal bonds with the potential to offer high current income, generally focusing on municipal bonds that can provide consistently attractive current yields. Although the Municipal Tax Free Bond Fund tends to maintain a long-weighted average maturity, there are no maturity restrictions on the Municipal Tax Free Bond Fund or on individual securities.

The Municipal Tax Free Bond Fund intends to invest a substantial portion of its assets in high yield municipal bonds and “private activity” bonds that, at the time of purchase, are rated below investment grade by Standard and Poor’s, Moody’s or Fitch, or if unrated, determined by the Fund to be of comparable quality (i.e., “junk bonds”). The Municipal Tax Free Bond Fund may also invest, without limitation, in higher rated municipal bonds. The Municipal Tax Free Bond Fund may invest a portion of its total assets in “private activity” bonds whose interest is a tax-preference item for purposes of the AMT. For Municipal Tax Free Bond Fund investors subject to the AMT, distributions derived from “private activity” bonds must be included in their AMT calculations and, as such, a portion of the Municipal Tax Free Bond Fund’s distribution may be subject to federal income tax.

The Municipal Tax Free Bond Fund may also invest a portion of its total assets in municipal bonds that finance projects such as those relating to utilities, transportation, health care, housing and education, and a portion of its total assets in industrial development bonds.

The Municipal Tax Free Bond Fund may invest in other debt obligations, including two types of municipal bonds known as tobacco settlement revenue bonds and tobacco bonds subject to a state’s appropriation pledge (“Tobacco Bonds”).

The Municipal Tax Free Bond Fund may invest in municipal lease agreements and certificates of participation. Municipal leases are used by state and local governments to obtain financing to acquire land, equipment or facilities. Certificates of participation represent a proportionate interest in payments made under municipal lease obligations.

		The Municipal Tax Free Bond Fund may invest in other types of fixed income instruments including securities issues by entities, such as trusts, whose underlying assets are municipal bonds. The Municipal Tax Free Bond Fund may also invest in private placements. At times, the Municipal Tax Free Bond Fund’s holdings may be focused on a particular state or geographic region.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Municipal Tax Free Bond Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Municipal Tax Free Bond Fund could lose money over short or long periods of time. You should expect and be able to bear the risk that the Municipal Tax Free Bond Fund’s share price will fluctuate within a wide range. There is no assurance that the Municipal Tax Free Bond Fund will achieve its investment objective. The Municipal Tax Free Bond Fund’s performance could be adversely affected by the following principal risks (presented alphabetically):
  Call Risk—Call risk is the possibility that during periods of falling interest rates, issuers of callable bonds may call (redeem) higher coupon rate bonds before their maturity dates. The Municipal Tax Free Bond Fund would then lose potential price appreciation and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Municipal Tax Free Bond Fund’s income. Call risk is typically higher for long-term bonds.
  Credit Risk—Credit risk is the possibility that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. Credit risk should be moderate to high for the Municipal Tax Free Bond Fund because it seeks to invest a portion of the Fund’s assets in low-quality bonds.
  Credit Risks of Lower-Grade Securities—Credit risks of lower-grade securities is the possibility that municipal securities rated below investment grade, or unrated of similar quality (i.e., “junk bonds”), may be subject to greater price fluctuations and risks of loss of income and principal than investment grade municipal securities. Securities that are (or that have fallen) below investment-grade have a greater risk that the issuers may not meet their debt obligations. These types of securities are generally considered speculative in relation to the issuer’s ongoing ability to make principal and interest payments. During periods of rising interest rates or economic downturn, the trading market for these securities may not be active and may reduce the Municipal Tax Free Bond Fund’s ability to sell these securities (see “Liquidity Risk,” described under “Additional Information about the Investment Objectives, Principal Investment Strategies and Related Risks of the Municipal Tax Free Bond Fund” below) at an acceptable price. If the issuer of securities defaults on its payment of interest or principal, the Municipal Tax Free Bond Fund may lose its entire investment in those securities.
  Interest Rate Risk—Interest rate risk is the possibility that overall bond prices will decline because of rising interest rates. Interest rate risk is expected to be high for the Municipal Tax Free Bond Fund because it invests mainly in long-term bonds, whose prices are much more sensitive to interest rate fluctuations than are the prices of short-term bonds.
  Market Risk—Market risk is the possibility that the value of the Municipal Tax Free Bond Fund’s securities may decline in value due to factors affecting the securities markets in general or specific state, municipal or local issuers within the securities markets.
  Portfolio Management Risk—The Municipal Tax Free Bond Fund’s ability to achieve its investment objective is dependent on the Adviser’s ability to identify profitable investment opportunities for the Fund. The bonds purchased by the Adviser may not perform as anticipated.
  State Specific Risk.    State specific risk is the possibility that if Municipal Tax Free Bond Fund invests significantly in the municipal bonds of a particular state, the bonds of that state may be affected significantly by economic, political or regulatory developments affecting the ability of that state’s issuers to pay interest or principal on their obligations.
  Tobacco Bond Risk—Tobacco bond risk is the possibility that payments of principal and interest, which are not generally backed by the full faith, credit or taxing power of the state or local government, may, with respect to “Tobacco Settlement Revenue Bonds,” be affected by fluctuations in the future revenue flow from tobacco companies used to secure these payments or, in the case of “Subject to Appropriation Tobacco Bonds,” by a state’s inability or failure to pass a specific periodic appropriation to pay interest and/or principal on the bonds as the payments come due.
		Suitability: An investment in the Municipal Tax Free Bond Fund may be suitable for intermediate to long-term investors who seek high current income exempt from federal income tax. Investors should be willing to accept the risks and potential volatility of such investments.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Municipal Tax Free Bond Fund could lose money over short or long periods of time.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below illustrate the risks of investing in the Municipal Tax Free Bond Fund by showing the Municipal Tax Free Bond Fund’s performance compared to that of a broad measure of market performance. The Municipal Tax Free Bond Fund’s past performance (before and after taxes) does not necessarily indicate how the Municipal Tax Free Bond Fund will perform in the future.

The bar chart shows the changes in annual total returns from inception for the Municipal Tax Free Bond Fund’s Class A Shares. Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than those shown. Updated performance information, current through the most recent month end, is available by calling Ultimus Asset Services, LLC, the Fund’s transfer agent (the “Transfer Agent”), at 1-800-452-4892.

		The performance information displayed in the bar chart is the performance of Class A Shares only, which will differ from Class C Shares to the extent the classes do not have the same expenses and inception dates.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the changes in annual total returns from inception for the Municipal Tax Free Bond Fund’s Class A Shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-452-4892
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Municipal Tax Free Bond Fund’s past performance (before and after taxes) does not necessarily indicate how the Municipal Tax Free Bond Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Municipal Tax Free Bond Fund’s Annual Returns (%) Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter 15.36% in the quarter ended September 30, 2009 Worst Quarter (6.32)% in the quarter ended December 31, 2010
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE (Average annual total returns for the periods ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class A Shares and will vary from after-tax returns for Class C Shares to the extent that the classes do not have the same expenses and inception dates.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The performance table shows how the Municipal Tax Free Bond Fund’s average annual return compares with that of its benchmark, the Bloomberg Barclays Capital Municipal Bond Index.
Spirit of America Municipal Tax Free Bond Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.91%	[2]
1 year	rr_ExpenseExampleYear01	$ 563
3 years	rr_ExpenseExampleYear03	774
5 years	rr_ExpenseExampleYear05	1,001
10 years	rr_ExpenseExampleYear10	$ 1,654
2009	rr_AnnualReturn2009	30.92%
2010	rr_AnnualReturn2010	2.31%
2011	rr_AnnualReturn2011	12.41%
2012	rr_AnnualReturn2012	8.91%
2013	rr_AnnualReturn2013	(8.39%)
2014	rr_AnnualReturn2014	12.35%
2015	rr_AnnualReturn2015	3.01%
2016	rr_AnnualReturn2016	0.64%
2017	rr_AnnualReturn2017	4.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.32%)
1 Year	rr_AverageAnnualReturnYear01	(0.27%)
5 Years	rr_AverageAnnualReturnYear05	1.26%
Since Inception	rr_AverageAnnualReturnSinceInception	3.44%	[3]
Spirit of America Municipal Tax Free Bond Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.76%	[2]
1 year	rr_ExpenseExampleYear01	$ 279
3 years	rr_ExpenseExampleYear03	577
5 years	rr_ExpenseExampleYear05	1,001
10 years	rr_ExpenseExampleYear10	2,181
1 year	rr_ExpenseExampleNoRedemptionYear01	179
3 years	rr_ExpenseExampleNoRedemptionYear03	577
5 years	rr_ExpenseExampleNoRedemptionYear05	1,001
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,181
1 Year	rr_AverageAnnualReturnYear01	2.87%
5 Years	rr_AverageAnnualReturnYear05		[3]
Since Inception	rr_AverageAnnualReturnSinceInception	1.46%	[3]
Spirit of America Municipal Tax Free Bond Fund | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.28%)	[4],[5]
5 Years	rr_AverageAnnualReturnYear05	1.25%	[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	3.34%	[3],[4],[5]
Spirit of America Municipal Tax Free Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.18%	[4],[5]
5 Years	rr_AverageAnnualReturnYear05	1.73%	[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	3.50%	[3],[4],[5]
Spirit of America Municipal Tax Free Bond Fund | Bloomberg Barclays U.S. Municipal Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.45%	[6]
5 Years	rr_AverageAnnualReturnYear05	3.02%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	4.83%	[3],[6]

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on redemptions of Class A Shares that were purchased within one year of the redemption date where an indirect commission was paid. CDSC on Class C Shares applies to shares sold within 13 months of purchase.
[2]	The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses under an Operating Expenses Agreement so that the total operating expenses will not exceed 0.90% and 1.75% of the Class A Shares and Class C Shares average daily net assets, respectively, through April 30, 2019. The waiver does not include front end or contingent deferred loads, taxes, interest, dividend expenses, brokerage commissions or expenses incurred in connection with any merger, reorganization, or extraordinary expenses such as litigation. Any amounts waived or reimbursed by the Adviser are subject to reimbursement by the Fund within the following three years, provided the Fund is able to make such reimbursement and remain in compliance with the expense limitations stated above. The Operating Expense Agreement may be terminated at any time, by the Board of Directors, on behalf of the Fund, upon sixty days written notice to the Adviser.
[3]	Class A Shares of the Municipal Tax Free Bond Fund commenced operations on February 29, 2008. Class C Shares of the Municipal Tax Free Bond Fund commenced operations on March 15, 2016.
[4]	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a loss realized on the sale of Fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns shown are for Class A Shares and will vary from after-tax returns for Class C Shares to the extent that the classes do not have the same expenses and inception dates.
[6]	The Bloomberg Barclays U.S. Municipal Index is an unmanaged index that covers the U.S. dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. The Since Inception performance reported for the Bloomberg Barclays U.S. Municipal Index is reflective of the inception date of Class A Shares of the Municipal Tax Free Bond Fund. A direct investment in an index is not possible.